Long-term bank loans - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term Bank Loans - Pre - Existing Loan Facilities Part Ii
Interest on financing agreements	$ 87,857	$ 56,537	$ 45,453
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	(21,786)	(10,044)	2,351
Amortization of debt (loan & lease) issuance costs	3,661	4,918	6,511
Other bank and finance charges	1,587	1,167	1,721
Interest and finance costs	$ 71,319	$ 52,578	$ 56,036